Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 3,364	€ 2,652	€ 6,217	€ 5,448
Trading income	[1]	1,812	820	2,771	2,281
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		(107)	175	37	202
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		110	(12)	311	101
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		1,815	983	3,119	2,584
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	[2]	5,179	3,635	9,336	8,033
Corporate Bank		856	575	1,686	1,297
Corporate Treasury Services		597	371	1,171	870
Institutional Client Services		117	73	234	155
Business Banking		141	131	281	272
Investment Bank		2,160	1,768	4,929	4,114
FIC Sales & Trading		2,356	1,775	5,156	4,153
Remaining Products		(196)	(7)	(227)	(39)
Private Bank		1,783	1,208	3,159	2,487
Private Bank Germany		1,309	776	2,255	1,628
International Private Bank		474	432	904	859
Asset Management		(69)	56	(137)	135
Capital Release Unit		(10)	(18)	(29)	51
Corporate & Other		459	45	(271)	(51)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 5,179	€ 3,635	€ 9,336	€ 8,033

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.
[2]	Prior year’s comparatives aligned to presentation in the current year.